Pension and Other Postretirement Benefits	12 Months Ended
Dec. 31, 2014
Compensation and Retirement Disclosure [Abstract]
Pension and Other Postretirement Benefits
Pension and Other Postretirement Benefits
We maintain three funded defined benefit pension plans; one U.S. plan and two Canadian plans. One of our Canadian plans has been closed to new employees. We also provide group medical insurance benefits to certain retirees. The specific medical benefits provided to retirees vary by group and location.
Our plan assets, benefit obligations, funded status and amounts recognized on the consolidated balance sheets for our U.S. and Canadian plans as of the December 31 measurement date are as follows:

	Pension Plans		Retiree Medical
	December 31,		December 31,
	2014	2013	2014	2013
	(in millions)
Change in plan assets
Fair value of plan assets as of January 1	$700.7	$719.9	$—	$—
Return on plan assets	83.4	16.3	—	—
Employer contributions	20.4	6.6	4.9	4.8
Plan participant contributions	0.4	0.4	0.4	0.4
Benefit payments	(128.7)	(34.4)	(5.3)	(5.2)
Foreign currency translation	(11.4)	(8.1)	—	—
Fair value of plan assets as of December 31	664.8	700.7	—	—
Change in benefit obligation
Benefit obligation as of January 1	(768.6)	(832.4)	(66.3)	(69.6)
Curtailment gain (loss)	14.5	—	(2.0)	—
Special termination benefits	(0.3)	—	—	—
Service cost	(13.3)	(17.8)	(0.1)	(0.3)
Interest cost	(34.7)	(32.8)	(2.4)	(2.4)
Benefit payments	128.7	34.4	5.3	5.2
Foreign currency translation	11.6	8.6	0.3	0.3
Plan amendment	—	—	7.0	—
Plan participant contributions	(0.4)	(0.4)	(0.4)	(0.4)
Change in assumptions and other	(125.3)	71.8	(3.8)	0.9
Benefit obligation as of December 31	(787.8)	(768.6)	(62.4)	(66.3)
Funded status as of year end	$(123.0)	$(67.9)	$(62.4)	$(66.3)

In the table above, the line titled "Change in assumptions and other" for our pension plans primarily reflects the impact of changes in discount rates and, for 2014, the adoption of new mortality assumptions.
In March 2014, as a result of a reduction in plan participants due to the sale of our phosphate business, we recognized:

•	a curtailment gain for our U.S. pension plan, which resulted in a reduction in our pension benefit obligation (PBO), of $14.5 million and a corresponding increase in other comprehensive income;

•
a decrease in our U.S. retiree medical benefit obligation of $7.0 million due to a plan amendment, with a corresponding increase in other comprehensive income (included in "Prior service cost" in the table below); and

•	a $2.0 million curtailment loss related to terminated vested participants in our U.S. retiree medical plan.
In August 2014, we communicated to certain terminated vested participants in our U.S. pension plan an option to receive a lump sum payment for their accrued benefits. For participants who elected this option, benefit payments of $90.8 million were made in December 2014 and we incurred a settlement charge of approximately $9.7 million, with a corresponding reduction in accumulated other comprehensive loss. Of the $9.7 million, $8.7 million was reported in cost of sales and $1.0 million was reported in selling, general and administrative expenses. As a result, the measurement of the PBO as of December 31, 2014 included a reduction of approximately $13.0 million (included in the line "Change in assumptions and other").
Amounts recognized on the consolidated balance sheets consist of the following:

	Pension Plans		Retiree Medical
	December 31,		December 31,
	2014	2013	2014	2013
	(in millions)
Other noncurrent assets	$3.8	$4.7	$—	$—
Accrued expenses	—	—	(5.2)	(5.0)
Other noncurrent liabilities	(126.8)	(72.6)	(57.2)	(61.3)
	$(123.0)	$(67.9)	$(62.4)	$(66.3)

Pre-tax amounts recognized in accumulated other comprehensive loss consist of the following:

	Pension Plans		Retiree Medical
	December 31,		December 31,
	2014	2013	2014	2013
	(in millions)
Prior service cost (benefit)	$1.2	$1.5	$(5.9)	$0.3
Net actuarial loss	107.9	58.2	12.9	9.4
	$109.1	$59.7	$7.0	$9.7

Net periodic benefit cost and other amounts recognized in accumulated other comprehensive loss included the following:

	Pension Plans			Retiree Medical
	Year ended December 31,			Year ended December 31,
	2014	2013	2012	2014	2013	2012
	(in millions)
Service cost	$13.3	$17.8	$12.4	$0.1	$0.3	$2.1
Interest cost	34.7	32.8	34.4	2.4	2.4	3.3
Expected return on plan assets	(35.9)	(32.6)	(34.6)	—	—	—
Settlement charge	9.7	—	—	—	—	—
Special termination benefits	0.3	—	—	—	—	—
Curtailment loss (gain)	—	—	—	2.0	—	(10.9)
Amortization of transition obligation	—	—	—	—	—	0.3
Amortization of prior service cost (benefit)	0.2	0.2	0.1	(0.9)	0.1	0.1
Amortization of actuarial loss	1.7	10.5	9.8	0.3	0.6	0.6
Net periodic benefit cost (income)	24.0	28.7	22.1	3.9	3.4	(4.5)
Net actuarial loss (gain)	77.9	(45.4)	9.1	3.8	(0.9)	0.7
Prior service cost	—	—	1.7	(7.0)	—	—
Curtailment effects	(14.5)	—	—	—	—	(13.4)
Settlement effects	(9.7)	—	—	—	—	—
Amortization of transition obligation	—	—	—	—	—	(0.3)
Amortization of prior service (cost) benefit	(0.2)	(0.2)	(0.1)	0.9	(0.1)	(0.1)
Amortization of actuarial loss	(1.7)	(10.5)	(9.8)	(0.3)	(0.6)	(0.5)
Total recognized in accumulated other comprehensive loss	51.8	(56.1)	0.9	(2.6)	(1.6)	(13.6)
Total recognized in net periodic benefit cost and accumulated other comprehensive loss	$75.8	$(27.4)	$23.0	$1.3	$1.8	$(18.1)

In 2012, we approved and implemented a reduction in certain retiree medical benefits. This curtailment of benefits resulted in a $24.3 million reduction in the retiree medical liability. Of the $24.3 million reduction, $13.4 million was recognized in other comprehensive income and $10.9 million was recognized in net periodic benefit plan cost (income), of which $9.6 million was reported in cost of sales and $1.3 million was reported in selling, general and administrative expenses.
Amounts that will be amortized from accumulated other comprehensive income into net periodic benefit cost in 2015 are as follows:

	Pension Plans	Retiree Medical
	(in millions)
Prior service cost (benefit)	$0.1	$(1.2)
Net actuarial loss	5.6	0.6

Presented below is information by pension plan regarding the benefit obligation, fair value of plan assets, net periodic benefit cost, and employer contributions.

	CF U.S. Plan	CF Canadian Plan	Terra Canadian Plan	Consolidated
	(in millions)
As of December 31, 2014
Fair value of plan assets	$536.0	$56.4	$72.4	$664.8
Benefit obligation	(655.4)	(63.8)	(68.6)	(787.8)
Accumulated benefit obligation	(610.3)	(51.0)	(66.3)	(727.6)
For the year ended December 31, 2014
Net periodic benefit cost	20.7	3.5	(0.2)	24.0
Employer contributions	14.7	4.1	1.6	20.4

As of December 31, 2013
Fair value of plan assets	$579.0	$50.0	$71.7	$700.7
Benefit obligation	(645.7)	(55.9)	(67.0)	(768.6)
Accumulated benefit obligation	(597.0)	(44.1)	(65.2)	(706.3)
For the year ended December 31, 2013
Net periodic benefit cost	23.6	5.0	0.1	28.7
Employer contributions	—	4.6	2.0	6.6
Our pension funding policy is to contribute amounts sufficient to meet minimum legal funding requirements plus discretionary amounts that we may deem to be appropriate. Our consolidated pension funding contributions for 2015 are estimated to be approximately $19.0 million. Actual contributions may vary from estimated amounts depending on changes in assumptions, actual returns on plan assets, changes in regulatory requirements and funding decisions.
The expected future benefit payments for our pension and retiree medical plans are as follows:

	Pension	Retiree medical
	(in millions)
2015	$39.1	$5.2
2016	40.6	5.1
2017	42.3	5.1
2018	43.7	5.1
2019	45.1	5.0
2020-2024	241.9	19.1

The following assumptions were used in determining the benefit obligations and expense:

	Pension Plans			Retiree Medical
	2014	2013	2012	2014	2013	2012
Weighted-average discount rate—obligation	4.0%	4.8%	4.0%	3.6%	4.2%	3.3%
Weighted-average discount rate—expense	4.8%	4.0%	4.6%	4.2%	3.3%	4.3%
Weighted-average rate of increase in future compensation	4.3%	3.9%	4.0%	n/a	n/a	n/a
Weighted-average expected long-term rate of return on assets—expense	5.5%	5.1%	5.7%	n/a	n/a	n/a

The discount rates are developed for each plan using spot rates derived from a yield curve of high quality (AA rated or better) fixed income debt securities as of the year-end measurement date to calculate discounted cash flows (the projected benefit obligation) and solving for a single equivalent discount rate that produces the same projected benefit obligation. In determining our benefit obligation, we use the actuarial present value of the vested benefits to which each eligible employee is currently entitled, based on the employee’s expected date of separation or retirement.
The expected long-term rate of return on assets is based on analysis of historical rates of return achieved by equity and non-equity investments, adjusted for estimated plan expenses and weighted by target asset allocation percentages. As of January 1, 2015, our weighted-average expected long-term rate of return on assets is 4.8%.
For the measurement of the benefit obligation at December 31, 2014 for our primary (U.S.) retiree medical benefit plans, the assumed health care cost trend rates, for pre-65 retirees, start with a 7.25% increase in 2015, followed by a gradual decline in increases to 5.00% for 2024 and thereafter. For post-65 retirees, the assumed health care cost trend rates start with a 6.75% increase in 2015, followed by a gradual decline in increases to 5.00% for 2022 and thereafter.
For the measurement of the benefit obligation at December 31, 2013 for our primary (U.S.) retiree medical benefit plans, the assumed health care cost trend rates, for pre-65 retirees, start with a 7.5% increase in 2015, followed by a gradual decline in increases to 5.00% for 2024 and thereafter. For post-65 retirees, the assumed health care cost trend rates start with a 7.00% increase in 2015, followed by a gradual decline in increases to 5.00% for 2022 and thereafter.
A one-percentage point change in the assumed health care cost trend rate as of December 31, 2014 would have the following effects on our retiree medical benefit plans:

	One-Percentage-Point
	Increase	Decrease
	(in millions)
Effect on total service and interest cost for 2014	$0.3	$(0.2)
Effect on benefit obligation as of December 31, 2014	7.2	(6.0)

The objectives of the investment policies governing the pension plans are to administer the assets of the plans for the benefit of the participants in compliance with all laws and regulations, and to establish an asset mix that provides for diversification and considers the risk of various different asset classes with the purpose of generating favorable investment returns. The investment policies consider circumstances such as participant demographics, time horizon to retirement and liquidity needs, and provide guidelines for asset allocation, planning horizon, general portfolio issues and investment manager evaluation criteria. The investment strategies for the plans, including target asset allocations and investment vehicles, are subject to change within the guidelines of the policies.
The target asset allocation for our U.S. pension plan is 80% non-equity and 20% equity, which has been determined based on analysis of actual historical rates of return and plan needs and circumstances. The equity investments are tailored to exceed the growth of the benefit obligation and are a combination of U.S. and non-U.S. total stock market index mutual funds. The non-equity investments consist primarily of investments in debt securities and money market instruments that are selected based on investment quality and duration to mitigate volatility of the funded status and annual required contributions. The non-equity investments have a duration profile that is similar to the benefit obligation in order to mitigate the impact of interest rate changes on the funded status. This investment strategy is achieved through the use of mutual funds and individual securities.
The target asset allocation for the CF Canadian plan is 60% non-equity and 40% equity, and for the Terra Canadian plan is 75% non-equity and 25% equity. The equity investments are passively managed portfolios that diversify assets across multiple securities, economic sectors and countries. The non-equity investments are high quality passively managed portfolios that diversify assets across economic sectors, countries and maturity spectrums. This investment strategy is achieved through the use of mutual funds.
The fair values of our U.S. and Canadian pension plan assets as of December 31, 2014 and 2013, by major asset class are as follows:

	December 31, 2014
	Total Fair Value	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	(in millions)
Cash and cash equivalents(1)	$26.0	$26.0	$—	$—
Equity mutual funds
Index equity(2)	102.8	102.8	—	—
Pooled equity(3)	44.0	—	44.0	—
Fixed income
U.S. Treasury bonds and notes(4)	4.9	4.9	—	—
Mutual funds(5)	86.9	—	86.9	—
Corporate bonds and notes(6)	375.9	—	375.9	—
Government and agency securities(7)	26.0	—	26.0	—
Other(8)	2.1	—	2.1	—
Total assets at fair value	668.6	$133.7	$534.9	$—
Accruals and payables—net	(3.8)
Total assets	$664.8

	December 31, 2013
	Total Fair Value	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	(in millions)
Cash and cash equivalents(1)	$7.7	$7.7	$—	$—
Equity mutual funds
Index equity(2)	118.7	118.7	—	—
Pooled equity(3)	41.0	—	41.0	—
Fixed income
U.S. Treasury bonds and notes(4)	16.7	16.7	—	—
Mutual funds(5)	79.9	—	79.9	—
Corporate bonds and notes(6)	383.3	—	383.3	—
Government and agency securities(7)	48.6	—	48.6	—
Other(8)	2.1	—	2.1	—
Total assets at fair value	698.0	$143.1	$554.9	$—
Accruals and payables—net	2.7
Total assets	$700.7
_______________________________________________________________________________

(1)	Cash and cash equivalents are primarily short-term money market funds and are classified as Level 1 assets.

(2)
The index equity funds are mutual funds that utilize a passively managed investment approach designed to track specific equity indices. They are valued at quoted market prices in an active market, which represent the net asset values of the shares held by the plan and are classified as Level 1 investments.

(3)
The pooled equity funds consist of actively managed pooled funds that invest in common stock and other equity securities that are traded on U.S., Canadian and foreign markets. These funds are valued using net asset values (NAV) as determined by the fund manager, which are based on the value of the underlying net assets of the fund. Although the NAV is not based on quoted market prices in an active market, it is based on observable market data and therefore the funds are categorized as Level 2 investments.

(4)	U.S. Treasury bonds and notes are valued based on quoted market prices in an active market and are classified as Level 1 investments.

(5)
The fixed income mutual funds are actively managed bond funds that invest in investment-grade corporate debt, various governmental debt obligations and mortgage-backed securities with varying maturities. They are classified as Level 2 investments valued using NAV as determined by the fund manager.

(6)
Corporate bonds and notes are traded and private placement securities valued by institutional bond pricing services, which gather information from market sources and integrate credit information, observed market movements and sector news into their pricing applications and models. These securities are classified as Level 2.

(7)	Government and agency securities consist of U.S. Federal and other government and agency debt securities, which are classified as Level 2 securities.

(8)
Other includes primarily collateralized mortgage obligations and asset-backed securities which are valued through pricing models of reputable third party sources based on market data and are classified as Level 2 investments.

We have defined contribution plans covering substantially all employees. Depending on the specific provisions of each plan, the company may provide basic contributions based on a percentage of base salary, matching of employee contributions up to specified limits, or a combination of both. As of January 1, 2013, we adopted amendments to our U.S. qualified defined contribution plans to combine them into a single plan. In 2014, 2013 and 2012, we recognized expense related to company contributions to the defined contribution plans of $12.3 million, $13.1 million, and $14.2 million, respectively.
In addition to our qualified defined benefit pension plans, we also maintain certain nonqualified supplemental pension plans for highly compensated employees as defined under federal law. The amounts recognized in accrued expenses and other noncurrent liabilities in our consolidated balance sheets for these plans were $2.5 million and $19.8 million as of December 31, 2014 and $6.9 million and $17.2 million as of December 31, 2013, respectively. We recognized expense for these plans of $5.1 million, $2.0 million and $1.7 million in 2014, 2013 and 2012, respectively. The expense recognized in 2014 includes a settlement charge of $3.4 million.